Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.37%
California: 0.37%
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A (70 shares) 4.43%144Aø	$7,000,000	$7,000,000
Total closed-end fund obligations (Cost $7,000,000)		7,000,000

	Interest rate	Maturity date
Municipal obligations: 97.59%
Alabama: 3.93%
Airport revenue: 0.08%
Birmingham Airport Authority (BAM Insured)	5.00%	7-1-2026	900,000	929,481
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2027	500,000	523,735
				1,453,216
Industrial development revenue: 0.47%
Industrial Development Board of the City of Mobile Alabama Power Co. øø	1.00	6-1-2034	8,500,000	8,014,936
Selma Industrial Development Board International Paper Co. Series Aøø	2.00	11-1-2033	1,000,000	976,895
				8,991,831
Utilities revenue: 3.38%
Black Belt Energy Gas District Project No. 4 Series A-1	4.00	6-1-2024	3,640,000	3,624,740
Black Belt Energy Gas District Project No. 7 Series C-1	4.00	12-1-2025	1,500,000	1,473,925
Black Belt Energy Gas District Project No. 7 Series C-1øø	4.00	10-1-2052	3,900,000	3,790,722
Black Belt Energy Gas District Series Aøø	4.00	12-1-2048	8,000,000	7,999,918
Black Belt Energy Gas District Series D1 (Royal Bank of Canada LIQ)øø	4.00	7-1-2052	3,500,000	3,408,327
Chatom Industrial Development Board PowerSouth Energy Cooperative (AGM Insured)	5.00	8-1-2024	985,000	991,603
Chatom Industrial Development Board PowerSouth Energy Cooperative (AGM Insured)	5.00	8-1-2025	425,000	430,037
Chatom Industrial Development Board PowerSouth Energy Cooperative (AGM Insured)	5.00	8-1-2026	500,000	509,571
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	4.00	4-1-2049	4,000,000	3,983,788
Southeast Alabama Gas Supply District Project No. 2 Series Aøø	4.00	6-1-2049	20,060,000	19,927,702
Southeast Energy Authority A Cooperative District Project No. 3 Series Aøø	5.50	1-1-2053	2,000,000	2,052,404
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,500,000	5,535,693
Southeast Energy Authority A Cooperative District Project No. 6 Series B-1 (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	4,500,000	4,545,392
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3073 (Morgan Stanley Bank LIQ)144Aø	4.33	2-1-2053	6,300,000	6,300,000
				64,573,822
				75,018,869
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund  | 1

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Alaska: 0.62%
Airport revenue: 0.20%
State of Alaska International Airports System Series C AMT	5.00%	10-1-2026	$3,000,000	$3,045,465
State of Alaska International Airports System Series C AMT	5.00	10-1-2028	775,000	798,998
				3,844,463
Health revenue: 0.21%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2023	600,000	600,000
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2024	1,750,000	1,757,944
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2025	1,310,000	1,324,286
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2026	385,000	389,758
				4,071,988
Miscellaneous revenue: 0.21%
Alaska Municipal Bond Bank Authority	5.00	12-1-2025	1,470,000	1,500,237
Alaska Municipal Bond Bank Authority	5.00	12-1-2026	1,350,000	1,392,351
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2027	535,000	547,644
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2028	560,000	577,262
				4,017,494
				11,933,945
Arizona: 2.16%
Airport revenue: 0.16%
City of Phoenix Civic Improvement Corp. AMT	5.00	7-1-2024	1,000,000	1,004,387
City of Phoenix Civic Improvement Corp. AMT	5.00	7-1-2026	2,000,000	2,036,734
				3,041,121
Education revenue: 0.02%
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2027	170,000	171,980
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2028	175,000	177,593
				349,573
GO revenue: 0.11%
Vistancia Community Facilities District (BAM Insured)	4.00	7-15-2024	1,150,000	1,149,040
Vistancia Community Facilities District (BAM Insured)	4.00	7-15-2026	900,000	904,515
				2,053,555
Health revenue: 1.56%
Arizona Health Facilities Authority Banner Health Obligated Group Series B (SIFMA Municipal Swap+0.25%)±	4.23	1-1-2046	4,000,000	3,938,866
Maricopa County IDA Banner Health Obligated Group Series A-3øø	5.00	1-1-2053	12,000,000	12,629,288
See accompanying notes to portfolio of investments
2 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Maricopa County IDA Banner Health Obligated Group Series C (SIFMA Municipal Swap+0.57%)±	4.55%	1-1-2035	$4,405,000	$4,394,286
Maricopa County IDA HonorHealth Obligated Group Series C (SIFMA Municipal Swap+0.80%)±	4.78	9-1-2048	9,000,000	8,985,901
				29,948,341
Industrial development revenue: 0.31%
Chandler IDA Intel Corp. AMTøø	5.00	6-1-2049	5,920,000	5,925,300
				41,317,890
Arkansas: 0.22%
Health revenue: 0.07%
Batesville Public Facilities Board White River Health System Obligated Group	5.00	6-1-2025	1,385,000	1,388,236
Housing revenue: 0.10%
Arkansas Development Finance Authority EC Cottages LLC (Department of Housing and Urban Development Insured)øø	1.25	12-1-2024	2,000,000	1,989,164
Tax revenue: 0.05%
City of Cabot Sales & Use Tax Revenue Series B	5.00	12-1-2028	435,000	461,623
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2030	100,000	105,804
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2031	310,000	328,278
				895,705
				4,273,105
California: 1.88%
Airport revenue: 0.13%
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2027	2,500,000	2,570,010
Health revenue: 0.10%
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2026	570,000	581,799
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2027	845,000	866,152
Washington Township Health Care District Series A	5.00	7-1-2024	200,000	200,310
Washington Township Health Care District Series A	5.00	7-1-2025	200,000	201,041
				1,849,302
Miscellaneous revenue: 0.32%
California Infrastructure & Economic Development Bank J Paul Getty Trust Series B-2øø	3.00	10-1-2047	1,000,000	971,928
California Municipal Finance Authority Palomar Health Obligated Group 144A	5.00	11-1-2027	3,000,000	3,012,961
Lassen Municipal Utility District	4.00	5-1-2024	400,000	398,680
Lassen Municipal Utility District	4.00	5-1-2025	415,000	411,774
Lassen Municipal Utility District	4.00	5-1-2026	435,000	429,967
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund  | 3

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Lassen Municipal Utility District	4.00%	5-1-2027	$450,000	$443,187
Lassen Municipal Utility District	4.00	5-1-2028	470,000	461,743
				6,130,240
Tax revenue: 0.07%
Riverside County PFA Project Area No. 1 Series A (BAM Insured)	5.00	10-1-2026	1,250,000	1,276,765
Transportation revenue: 0.96%
Bay Area Toll Authority Series C (SIFMA Municipal Swap+0.45%)±	4.43	4-1-2056	2,750,000	2,689,303
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	4.28	4-1-2056	16,000,000	15,644,704
				18,334,007
Utilities revenue: 0.30%
California Community Choice Financing Authority Series C	5.00	10-1-2028	475,000	472,632
California Community Choice Financing Authority Series C	5.00	10-1-2029	675,000	669,356
California Community Choice Financing Authority Series C	5.00	10-1-2030	1,500,000	1,483,715
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2024	685,000	687,209
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2025	500,000	503,129
Long Beach Bond Finance Authority Series B (3 Month LIBOR+1.43%)±	5.20	11-15-2026	2,000,000	1,967,707
				5,783,748
				35,944,072
Colorado: 1.33%
Education revenue: 0.23%
University of Colorado Series Cøø	2.00	6-1-2054	2,000,000	1,945,847
University of Colorado Series C3Aøø	2.00	6-1-2051	2,500,000	2,378,979
				4,324,826
GO revenue: 0.11%
Grand River Hospital District (AGM Insured)	5.00	12-1-2024	1,140,000	1,147,911
Sand Creek Metropolitan District Series A (AGM Insured)	4.00	12-1-2024	550,000	549,635
Sand Creek Metropolitan District Class A Series A (AGM Insured)	4.00	12-1-2025	400,000	399,782
				2,097,328
Health revenue: 0.40%
Colorado Health Facilities Authority AdventHealth Obligated Group Series Bøø	5.00	11-15-2049	900,000	924,455
Colorado Health Facilities Authority AdventHealth Obligated Group Series Cøø	5.00	11-15-2036	3,165,000	3,248,501
Colorado Health Facilities Authority Christian Living Neighborhoods Obligated Group	4.00	1-1-2025	325,000	320,069
University of Colorado Hospital Authority Health Obligated Group Series C (TD Bank N.A. SPA)ø	3.80	11-15-2039	3,200,000	3,200,000
				7,693,025
See accompanying notes to portfolio of investments
4 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.40%
Colorado Bridge Enterprise High Performance Transportation Enterprise AMT	4.00%	12-31-2023	$1,285,000	$1,284,144
Colorado Bridge Enterprise High Performance Transportation Enterprise AMT	4.00	12-31-2025	2,455,000	2,415,933
Colorado Bridge Enterprise High Performance Transportation Enterprise AMT	4.00	6-30-2026	4,050,000	3,972,216
				7,672,293
Tax revenue: 0.03%
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2033	500,000	486,031
Transportation revenue: 0.13%
E-470 Public Highway Authority Series A	5.00	9-1-2024	450,000	454,388
E-470 Public Highway Authority Series A	5.00	9-1-2025	300,000	306,460
E-470 Public Highway Authority Series A	5.00	9-1-2026	1,750,000	1,809,113
				2,569,961
Water & sewer revenue: 0.03%
Central Weld County Water District (AGM Insured)	5.00	12-1-2027	500,000	525,400
				25,368,864
Connecticut: 2.28%
Education revenue: 0.46%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2024	120,000	119,497
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2025	140,000	138,679
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2028	570,000	562,628
Connecticut State HEFA Yale University Series B-2øø	3.20	7-1-2037	5,000,000	4,852,415
Connecticut State Higher Education Supplement Loan Authority Series A AMT	3.60	11-15-2023	1,265,000	1,264,176
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2024	250,000	251,393
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2025	400,000	403,180
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2026	585,000	593,419
Connecticut State Higher Education Supplement Loan Authority Series D	5.00	11-15-2025	500,000	512,650
				8,698,037
GO revenue: 0.58%
City of Bridgeport Series C	5.00	2-15-2026	1,325,000	1,352,128
City of Danbury BAN	5.00	1-24-2024	3,000,000	3,008,411
State of Connecticut Series C	4.00	6-1-2025	1,000,000	1,001,747
Town of Hamden Series A (BAM Insured)	5.00	8-1-2026	710,000	725,870
Town of Stratford Series B BAN%%	5.00	1-30-2024	5,000,000	5,004,015
				11,092,171
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund  | 5

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.65%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B-1øø	5.00%	7-1-2053	$11,500,000	$11,565,413
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2026	375,000	379,369
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2027	250,000	254,582
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2028	300,000	307,766
				12,507,130
Housing revenue: 0.34%
Connecticut HFA Series A4 (SIFMA Municipal Swap+0.30%)±	4.28	11-15-2050	6,500,000	6,473,920
Tax revenue: 0.25%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2026	1,200,000	1,238,907
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2027	3,400,000	3,554,682
				4,793,589
				43,564,847
Delaware: 0.20%
Utilities revenue: 0.20%
Delaware State EDA Delmarva Power & Light Co. Series Aøø	1.05	1-1-2031	4,000,000	3,751,040
District of Columbia: 0.92%
Airport revenue: 0.51%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2025	6,320,000	6,396,140
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2026	1,180,000	1,202,852
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2027	1,000,000	1,029,116
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2028	1,000,000	1,036,877
				9,664,985
Housing revenue: 0.11%
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2025	2,000,000	2,040,944
Water & sewer revenue: 0.30%
District of Columbia Water & Sewer Authority Series Cøø	1.75	10-1-2054	6,000,000	5,822,774
				17,528,703
Florida: 4.02%
Airport revenue: 0.98%
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2028	10,000,000	9,989,357
See accompanying notes to portfolio of investments
6 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Greater Orlando Aviation Authority Series A AMT	5.00%	10-1-2025	$2,000,000	$2,021,223
Tender Option Bond Trust Receipts/Certificates Series 2017- XF0577 (JPMorgan Chase Bank N.A. LIQ)144Aø	4.30	10-1-2025	6,665,000	6,665,000
				18,675,580
Education revenue: 0.24%
Capital Projects Finance Authority Capital Corp. 2000F Series A-1	5.00	10-1-2024	500,000	501,295
Capital Projects Finance Authority Capital Corp. 2000F Series A-1	5.00	10-1-2025	1,000,000	1,005,267
Capital Projects Finance Authority Capital Corp. 2000F Series A-1	5.00	10-1-2026	1,000,000	1,009,954
Florida Higher Educational Facilities Financial Authority Florida Institute of Technology, Inc.	5.00	10-1-2025	500,000	502,420
Florida Higher Educational Facilities Financial Authority Florida Institute of Technology, Inc.	5.00	10-1-2026	750,000	756,555
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2026	250,000	243,710
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2027	255,000	247,389
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2028	270,000	260,574
				4,527,164
Health revenue: 0.46%
Halifax Hospital Medical Center Obligated Group	5.00	6-1-2029	1,360,000	1,382,221
Highlands County Health Facilities Authority AdventHealth Obligated Group Series Aø	3.98	11-15-2037	1,000,000	1,000,000
Orange County Health Facilities Authority Nemours Foundation Series B (Northern Trust Company LOC)ø	3.98	1-1-2039	5,335,000	5,335,000
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2023	115,000	114,639
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2024	145,000	142,383
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2025	180,000	174,032
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2026	185,000	176,061
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2027	215,000	201,350
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2028	200,000	185,125
				8,710,811
Miscellaneous revenue: 0.57%
School Board of Miami-Dade County Series Aøø	5.00	5-1-2031	10,115,000	10,148,890
Village Community Development District No. 15 144A	4.25	5-1-2028	700,000	688,551
				10,837,441
Resource recovery revenue: 0.24%
County of Lee Solid Waste System Revenue AMT	5.00	10-1-2023	4,565,000	4,565,000
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund  | 7

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.31%
Leon County School District	4.00%	9-1-2026	$6,000,000	$6,000,138
Transportation revenue: 0.26%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2024	300,000	301,471
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2026	735,000	747,610
Miami-Dade County Expressway Authority Series A	5.00	7-1-2028	4,000,000	4,023,387
				5,072,468
Utilities revenue: 0.04%
Orlando Utilities Commission Series Bøø	1.25	10-1-2046	1,000,000	832,172
Water & sewer revenue: 0.92%
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2027	680,000	711,503
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2028	1,360,000	1,440,948
Tohopekaliga Water Authority 144A	5.00	10-1-2025	14,160,000	14,521,028
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2026	400,000	412,850
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2027	200,000	208,211
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2028	250,000	264,646
				17,559,186
				76,779,960
Georgia: 4.22%
Airport revenue: 0.65%
City of Atlanta Airport Passenger Facility Charge Series A AMT	5.00	1-1-2029	12,430,000	12,419,570
Health revenue: 0.05%
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series B	5.00	4-1-2026	1,000,000	1,019,987
Industrial development revenue: 0.27%
Savannah EDA International Paper Co. Series Aøø	2.00	11-1-2033	1,000,000	976,895
Savannah EDA International Paper Co. Series B	1.90	8-1-2024	4,250,000	4,110,159
				5,087,054
Utilities revenue: 3.25%
Bartow County Development Authority Georgia Power Co. øø	3.95	12-1-2032	3,000,000	2,895,077
Development Authority of Burke County Georgia Power Co. øø	2.88	12-1-2049	3,500,000	3,363,827
Development Authority of Burke County Georgia Power Co. Series REMK-05øø	3.80	10-1-2032	8,500,000	8,286,989
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	2,500,000	2,188,804
Development Authority of Monroe County Oglethorpe Power Corp. Series Aøø	1.50	1-1-2039	1,500,000	1,419,215
Main Street Natural Gas, Inc. Series A	4.00	12-1-2027	4,000,000	3,862,668
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,345,000	3,199,303
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	1,000,000	973,589
See accompanying notes to portfolio of investments
8 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Main Street Natural Gas, Inc. Series A	5.00%	6-1-2028	$1,500,000	$1,502,197
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	3,920,000	3,887,686
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2052	8,000,000	7,985,075
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	3,000,000	3,029,350
Main Street Natural Gas, Inc. Series C	4.00	12-1-2026	1,100,000	1,068,671
Main Street Natural Gas, Inc. Series C	4.00	12-1-2027	1,215,000	1,173,286
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	8,000,000	7,542,426
Main Street Natural Gas, Inc. Series C (Royal Bank of Canada LIQ)øø	4.00	8-1-2048	6,225,000	6,222,962
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2027	300,000	312,108
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2028	300,000	315,370
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2029	600,000	634,539
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2025	200,000	201,741
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2026	300,000	305,164
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	1-1-2027	165,000	170,508
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	1-1-2028	200,000	209,024
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2024	400,000	400,613
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2025	1,000,000	1,006,290
				62,156,482
				80,683,093
Guam: 0.28%
Airport revenue: 0.03%
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2028	540,000	529,629
Miscellaneous revenue: 0.08%
Territory of Guam Series F	5.00	1-1-2028	500,000	502,116
Territory of Guam Series F	5.00	1-1-2029	1,000,000	1,002,360
				1,504,476
Utilities revenue: 0.17%
Guam Power Authority Series A	5.00	10-1-2026	3,265,000	3,306,265
				5,340,370
Hawaii: 1.00%
GO revenue: 0.21%
City & County of Honolulu Series A	5.00	11-1-2024	1,000,000	1,012,192
City & County of Honolulu Series A	5.00	11-1-2025	3,000,000	3,077,008
				4,089,200
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund  | 9

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.24%
City & County of Honolulu Komohale Maunakea Venture LP (Department of Housing and Urban Development Insured)øø	5.00%	6-1-2027	$4,500,000	$4,570,228
Miscellaneous revenue: 0.43%
State of Hawaii Airports System Revenue AMT	5.25	8-1-2025	1,945,000	1,945,284
State of Hawaii Airports System Revenue AMT	5.25	8-1-2026	6,350,000	6,350,356
				8,295,640
Utilities revenue: 0.12%
State of Hawaii Department of Budget & Finance Series A AMT	3.10	5-1-2026	3,000,000	2,244,015
				19,199,083
Illinois: 9.45%
Airport revenue: 0.35%
Chicago Midway International Airport Series A AMT	5.00	1-1-2025	5,000,000	5,000,586
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2029	315,000	329,043
Chicago O’Hare International Airport Series D AMT	5.00	1-1-2024	1,335,000	1,336,228
				6,665,857
Education revenue: 0.30%
Illinois Finance Authority Benedictine University	5.00	10-1-2027	630,000	616,623
Illinois Finance Authority Noble Network of Charter Schools	5.00	9-1-2025	465,000	458,839
Illinois State University Series A (AGM Insured)	5.00	4-1-2025	700,000	709,039
Illinois State University Series B (AGM Insured)	5.00	4-1-2024	415,000	416,397
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2026	825,000	813,331
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2027	780,000	768,202
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2027	400,000	408,579
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2028	500,000	514,325
Western Illinois University (BAM Insured)	4.00	4-1-2024	1,000,000	998,139
				5,703,474
GO revenue: 5.78%
Boone McHenry & DeKalb Counties Community Unit School District 100 Series B	4.00	1-1-2027	4,525,000	4,508,055
Boone McHenry & DeKalb Counties Community Unit School District 100 Series B	4.00	1-1-2028	2,100,000	2,098,566
Chicago Board of Education Series A (AGM Insured)	5.00	12-1-2023	2,000,000	2,000,678
Chicago Board of Education Series A (NPFGC Insured)	5.50	12-1-2026	2,250,000	2,272,984
Chicago Board of Education Series B	5.00	12-1-2024	2,270,000	2,282,563
Chicago Board of Education Series B	5.00	12-1-2025	2,460,000	2,486,232
Chicago Board of Education Series C	5.00	12-1-2024	1,900,000	1,910,516
Chicago Board of Education Series D	5.00	12-1-2031	5,750,000	5,779,684
Chicago Park District Series D	5.00	1-1-2027	3,455,000	3,452,400
City of Chicago Series A	5.00	1-1-2026	5,000,000	5,083,433
City of Chicago Series A	5.00	1-1-2027	6,380,000	6,518,773
City of Chicago Series A	5.00	1-1-2028	3,000,000	3,079,805
City of Chicago Series A	5.00	1-1-2029	340,000	350,796
City of Chicago Series A	5.25	1-1-2029	1,545,000	1,549,090
See accompanying notes to portfolio of investments
10 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Chicago Series A	5.25%	1-1-2030	$4,800,000	$4,812,706
City of Chicago Series B	4.00	1-1-2030	6,316,000	6,103,004
City of Geneva	4.00	2-1-2027	450,000	451,616
City of Geneva	4.00	2-1-2028	280,000	281,075
City of Waukegan Series B (AGM Insured)	4.00	12-30-2023	500,000	499,633
Community Unit School District No. 427 DeKalb & Kane Counties Illinois Series B (AGM Insured)¤	0.00	1-1-2025	3,235,000	3,061,129
Cook County Township High School District No. 227 Rich Township Series B (BAM Insured)	4.00	12-1-2031	2,000,000	1,990,774
County of Cook Series A	5.00	11-15-2025	1,200,000	1,220,436
County of Cook Series A	5.00	11-15-2026	1,950,000	2,004,897
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2026	635,000	632,691
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2027	500,000	497,818
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2026	960,000	968,629
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2027	795,000	807,606
Kendall Kane & Will Counties Community Unit School District No. 308 Series B	5.00	10-1-2023	825,000	825,000
Macon County School District No. 61 Decatur Series C (AGM Insured)	4.00	1-1-2024	475,000	474,950
Macon County School District No. 61 Decatur Series C (AGM Insured)	4.00	1-1-2027	600,000	602,459
State of Illinois	5.00	11-1-2023	2,955,000	2,956,271
State of Illinois	5.00	5-1-2028	2,000,000	2,001,834
State of Illinois	5.00	4-1-2029	1,470,000	1,470,744
State of Illinois	5.25	2-1-2030	1,250,000	1,250,760
State of Illinois Series B	5.00	5-1-2030	13,500,000	14,185,927
State of Illinois Series D	5.00	11-1-2023	4,210,000	4,211,810
State of Illinois Series D	5.00	11-1-2027	9,975,000	10,317,272
Village of Matteson Series A (BAM Insured)	4.00	12-1-2025	500,000	499,011
Village of Matteson Series A (BAM Insured)	4.00	12-1-2027	575,000	575,607
Village of Matteson Series B (BAM Insured)	4.00	12-1-2025	400,000	398,718
Village of Matteson Series C (BAM Insured)	4.00	12-1-2026	200,000	199,444
Village of Matteson Series C (BAM Insured)	4.00	12-1-2027	300,000	299,974
Whiteside & Lee Counties Community Unit School District No. 5 Sterling Series A (BAM Insured)	4.00	12-1-2024	1,490,000	1,489,513
Will County Community School District No. 161 Summit Hill	4.00	1-1-2024	2,000,000	1,998,519
				110,463,402
Health revenue: 0.68%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008-A-2	4.00	11-1-2030	3,600,000	3,450,627
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2027	800,000	813,629
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-2øø	5.00	5-15-2050	4,000,000	4,061,016
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund  | 11

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap+0.70%)±	4.68%	5-1-2042	$2,250,000	$2,198,854
Illinois Finance Authority University of Illinois	5.00	10-1-2025	500,000	503,744
Illinois Finance Authority University of Illinois	5.00	10-1-2026	500,000	507,018
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2026	465,000	444,499
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2027	480,000	450,791
Southwestern Illinois Development Authority Memorial Group Obligated Group	6.38	11-1-2023	535,000	535,819
				12,965,997
Housing revenue: 0.98%
City of Chicago Heights Olympic Village LLC (FHA Insured)øø	2.88	8-1-2027	4,500,000	4,298,984
Illinois Housing Development Authority Marshall Field Preservation LP (SIFMA Municipal Swap+1.00%)±	4.98	5-15-2050	7,500,000	7,509,557
Illinois Housing Development Authority Series H (GNMA / FNMA / FHLMC Insured)øø	3.47	10-1-2053	5,000,000	4,988,043
Metropolitan Pier & Exposition Authority Series A	3.00	6-15-2025	2,000,000	1,935,939
				18,732,523
Miscellaneous revenue: 0.01%
City of Chicago Lakeshore East Special Assessment Area 144A	3.04	12-1-2028	241,000	217,896
Tax revenue: 0.62%
Huntley Special Service Area No. 6 (BAM Insured)	2.20	3-1-2024	409,000	404,098
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,195,804
State of Illinois Sales Tax Revenue	5.00	6-15-2024	585,000	585,631
State of Illinois Sales Tax Revenue Series C	4.00	6-15-2025	4,000,000	4,003,722
State of Illinois Sales Tax Revenue Series D	5.00	6-15-2027	1,275,000	1,298,879
Village of Hillside Mannheim Redevelopment Project Area	5.00	1-1-2024	330,000	329,941
				11,818,075
Transportation revenue: 0.11%
Illinois State Toll Highway Authority Series C	5.00	1-1-2027	2,050,000	2,131,116
Utilities revenue: 0.21%
City of Springfield Electric Revenue	5.00	3-1-2029	3,925,000	3,949,154
Water & sewer revenue: 0.41%
City of Chicago Wastewater Transmission Revenue Series C	5.00	1-1-2030	1,500,000	1,507,930
City of Chicago Waterworks Revenue	5.00	11-1-2028	2,500,000	2,539,215
City of Chicago Waterworks Revenue (BAM Insured)	5.00	11-1-2030	3,500,000	3,596,414
City of Waukegan Water & Sewer System Revenue (AGM Insured)	5.00	12-30-2027	280,000	293,071
				7,936,630
				180,584,124
See accompanying notes to portfolio of investments
12 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Indiana: 1.73%
Health revenue: 0.63%
Indiana Finance Authority BHI Senior Living Obligated Group	5.00%	11-15-2023	$500,000	$499,791
Indiana Finance Authority Deaconess Health System Obligated Group Series B (SIFMA Municipal Swap+0.30%)±	4.28	3-1-2039	5,545,000	5,360,161
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series B	5.00	11-1-2023	1,270,000	1,270,857
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series B	5.00	11-1-2024	3,000,000	3,031,829
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	5.00	11-1-2023	800,000	800,540
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	5.00	11-1-2024	1,000,000	1,010,609
				11,973,787
Housing revenue: 0.12%
Mishawaka RDA (BAM Insured)	5.00	2-15-2027	1,025,000	1,064,237
Tippecanoe County School Building Corp. Series B	5.00	1-15-2028	175,000	182,768
Tippecanoe County School Building Corp. Series B	5.00	7-15-2028	225,000	236,336
Tippecanoe County School Building Corp. Series B	5.00	1-15-2029	275,000	290,281
Tippecanoe County School Building Corp. Series B	5.00	1-15-2030	500,000	530,222
				2,303,844
Miscellaneous revenue: 0.49%
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2026	3,000,000	3,077,908
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2027	6,000,000	6,230,867
				9,308,775
Utilities revenue: 0.13%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	2,630,000	2,558,246
Water & sewer revenue: 0.36%
Terre Haute Sanitary District BAN	5.25	9-28-2028	7,000,000	6,914,161
				33,058,813
Iowa: 0.70%
Education revenue: 0.09%
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2023	700,000	700,510
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2024	1,000,000	1,003,006
				1,703,516
GO revenue: 0.09%
City of Indianola	3.00	6-1-2027	855,000	826,596
City of Indianola	4.00	6-1-2028	880,000	893,707
				1,720,303
Utilities revenue: 0.52%
PEFA, Inc. øø	5.00	9-1-2049	10,000,000	9,975,945
				13,399,764
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund  | 13

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kansas: 1.30%
GO revenue: 0.42%
City of Dodge City Series 2023-1	4.13%	9-1-2025	$3,000,000	$2,998,348
City of Valley Center Series 1	4.38	12-1-2025	5,000,000	4,989,601
				7,987,949
Health revenue: 0.15%
City of Topeka Congregational Home Obligated Group Series B	5.13	12-1-2026	1,000,000	974,648
City of Wichita Presbyterian Manors Obligated Group	4.00	5-15-2024	1,015,000	996,808
City of Wichita Presbyterian Manors Obligated Group	5.00	5-15-2025	1,055,000	1,022,255
				2,993,711
Housing revenue: 0.31%
City of Wichita Crestview Residences LLC øø	3.90	12-1-2024	5,900,000	5,888,072
Industrial development revenue: 0.42%
City of Burlington Evergy Metro, Inc. Series A	2.95	12-1-2023	8,000,000	7,978,451
				24,848,183
Kentucky: 3.00%
Education revenue: 0.08%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2027	525,000	493,778
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2028	545,000	504,365
Kentucky Bond Development Corp. Centre College of Kentucky	4.00	6-1-2026	210,000	208,258
Kentucky Bond Development Corp. Centre College of Kentucky	4.00	6-1-2028	250,000	249,644
				1,456,045
Health revenue: 0.21%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series Cøø	5.00	10-1-2047	4,000,000	4,059,500
Industrial development revenue: 0.14%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,750,000	2,633,101
Miscellaneous revenue: 0.28%
Kentucky Interlocal School Transportation Association	4.00	3-1-2027	1,130,000	1,106,710
Kentucky Interlocal School Transportation Association	4.00	3-1-2029	1,000,000	974,190
Kentucky State University (BAM Insured)	5.00	11-1-2027	160,000	167,272
Kentucky State University (BAM Insured)	5.00	11-1-2028	200,000	211,597
Rural Water Financing Agency Public Projects Construction Series A	3.00	5-1-2024	3,000,000	2,969,350
				5,429,119
Utilities revenue: 2.19%
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,000,000	5,094,698
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	9,500,000	9,359,002
Kentucky Public Energy Authority Series Bøø	4.00	1-1-2049	21,085,000	20,887,771
Louisville/Jefferson County Metropolitan Government Louisville Gas & Electric Co. Series B AMT	1.35	11-1-2027	7,500,000	6,437,272
				41,778,743
See accompanying notes to portfolio of investments
14 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.10%
County of Owen American Water/Kentucky-American Water Co. Obligated Group øø	3.88%	6-1-2040	$2,000,000	$1,944,341
				57,300,849
Louisiana: 1.58%
GO revenue: 0.16%
City of Shreveport	5.00	9-1-2027	1,420,000	1,432,704
State of Louisiana Series A	5.00	2-1-2027	1,570,000	1,574,432
				3,007,136
Health revenue: 0.39%
Louisiana Public Facilities Authority Louisiana Children’s Medical Center Obligated Group Series A3øø	5.00	6-1-2045	3,250,000	3,345,978
Louisiana Public Facilities Authority Ochsner Clinic Foundation Obligated Group Series Bøø	5.00	5-15-2050	4,000,000	4,028,111
				7,374,089
Industrial development revenue: 0.74%
Parish of St. John the Baptist Marathon Oil Corp. Series A-2øø	2.10	6-1-2037	14,450,000	14,181,952
Miscellaneous revenue: 0.25%
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series Bøø	0.88	2-1-2046	5,000,000	4,748,989
Water & sewer revenue: 0.04%
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	1,000,000	815,978
				30,128,144
Maine: 0.09%
Education revenue: 0.02%
Finance Authority of Maine Class A Series 2019 A-1 AMT (AGM Insured)	5.00	12-1-2025	425,000	428,047
Health revenue: 0.07%
Maine Health & Higher Educational Facilities Authority MaineHealth Obligated Group Series A	5.00	7-1-2026	500,000	510,482
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2025	810,000	821,023
				1,331,505
				1,759,552
Maryland: 2.03%
Health revenue: 0.18%
Maryland Health & Higher Educational Facilities Authority Doctors Hospital, Inc. Obligated Group Series A	5.00	7-1-2031	3,500,000	3,533,183
Housing revenue: 1.53%
Maryland Community Development Administration Series C	3.00	4-1-2024	5,000,000	4,933,304
Maryland Community Development Administration South Street Senior LLC Series D	3.15	7-1-2024	4,000,000	3,908,885
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund  | 15

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Maryland Community Development Administration Woodside Preservation LP Series A144A	1.33%	1-1-2024	$7,000,000	$6,913,649
Maryland Community Development Administration WV3 Housing Associates LP Series G (FHA Insured)	1.05	12-1-2023	11,000,000	10,907,650
Tender Option Bond Trust Receipts/Certificates Series 2018- XF0605 (Bank of America NA LIQ)144Aø	4.06	5-1-2047	2,500,000	2,500,000
				29,163,488
Transportation revenue: 0.32%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A AMT	5.00	11-12-2028	6,000,000	6,046,604
				38,743,275
Massachusetts: 0.25%
Education revenue: 0.08%
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2027	250,000	240,635
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2028	330,000	315,522
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2026	420,000	419,868
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2027	440,000	440,971
				1,416,996
Health revenue: 0.17%
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series T-1 (SIFMA Municipal Swap+0.60%)144A±	4.58	7-1-2049	2,600,000	2,580,926
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2026	300,000	306,571
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2027	410,000	423,613
				3,311,110
				4,728,106
Michigan: 2.88%
Education revenue: 0.06%
Lake Superior State University (AGM Insured)	4.00	11-15-2026	390,000	389,214
Lake Superior State University (AGM Insured)	4.00	11-15-2027	405,000	405,696
Lake Superior State University (AGM Insured)	4.00	11-15-2028	405,000	405,441
				1,200,351
GO revenue: 0.11%
Clawson Public Schools (Q-SBLF Insured)	4.00	5-1-2026	285,000	286,525
Clawson Public Schools (Q-SBLF Insured)	4.00	5-1-2028	300,000	303,909
Kenowa Hills Public Schools Series II (Q-SBLF Insured)	5.25	11-1-2023	1,470,000	1,471,377
				2,061,811
See accompanying notes to portfolio of investments
16 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.96%
Michigan Finance Authority Bronson Health Care Group Obligated Group Series Cøø	3.75%	11-15-2049	$7,600,000	$7,498,293
Michigan Finance Authority Corewell Health Obligated Group Series C (SIFMA Municipal Swap+0.75%)±	4.73	4-15-2047	10,500,000	10,296,442
Michigan Strategic Fund Holland Home Obligated Group	4.00	11-15-2024	580,000	571,347
				18,366,082
Industrial development revenue: 1.09%
Michigan Strategic Fund Consumers Energy Co. AMTøø	1.80	10-1-2049	19,500,000	18,922,396
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	1,962,404
				20,884,800
Miscellaneous revenue: 0.16%
Michigan Finance Authority City of Detroit Income Tax Revenue Series F1	3.88	10-1-2023	3,000,000	3,000,000
Utilities revenue: 0.50%
Michigan Strategic Fund DTE Electric Co. Series 2023-DT AMTøø	3.88	6-1-2053	10,000,000	9,535,655
				55,048,699
Minnesota: 2.48%
Airport revenue: 0.06%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2025	1,100,000	1,108,776
GO revenue: 0.05%
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2024	1,015,000	1,001,372
Health revenue: 1.51%
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	15,500,000	16,219,104
City of Rochester Mayo Clinic Series B (Northern Trust Company SPA)ø	3.90	11-15-2038	1,000,000	1,000,000
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2031	11,500,000	11,586,238
				28,805,342
Miscellaneous revenue: 0.04%
Duluth Independent School District No. 709 Series B	5.00	2-1-2024	425,000	426,116
Duluth Independent School District No. 709 Series B	5.00	2-1-2025	375,000	379,720
				805,836
Utilities revenue: 0.82%
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2027	400,000	415,331
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2028	500,000	525,360
Minnesota Municipal Gas Agency Series B (U.S. SOFR+1.00%)±	4.56	12-1-2052	15,000,000	14,672,709
				15,613,400
				47,334,726
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund  | 17

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mississippi: 0.14%
Health revenue: 0.13%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Obligated Group Series A-1øø	5.00%	9-1-2044	$2,500,000	$2,535,855
Industrial development revenue: 0.01%
Mississippi Business Finance Corp. Mississippi Power Co. AMTø	4.95	5-1-2028	120,000	120,000
				2,655,855
Missouri: 1.42%
Education revenue: 0.14%
HEFA of the State of Missouri Webster University	5.00	4-1-2026	2,630,000	2,600,429
GO revenue: 0.28%
Liberty Public School District No. 53	5.00	3-1-2024	5,225,000	5,247,026
Housing revenue: 0.79%
County of Jackson Series A	5.00	12-1-2026	2,985,000	3,068,804
County of Jackson Series A	5.00	12-1-2030	2,040,000	2,179,274
Missouri Public Utilities Commission	4.00	12-1-2024	10,000,000	9,931,903
				15,179,981
Miscellaneous revenue: 0.03%
County of Barry	5.00	10-1-2028	610,000	624,758
Utilities revenue: 0.18%
Missouri State Environmental Improvement & Energy Resources Authority Evergy Metro, Inc. AMTøø	3.50	5-1-2038	3,500,000	3,413,624
				27,065,818
Montana: 0.18%
Health revenue: 0.18%
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2024	375,000	378,293
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2025	325,000	331,524
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2027	500,000	523,274
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2028	2,015,000	2,127,745
				3,360,836
Nebraska: 1.18%
Airport revenue: 0.06%
Lincoln Airport Authority AMT	5.00	7-1-2028	1,000,000	1,033,675
Education revenue: 0.11%
County of Douglas Creighton University Series B (SIFMA Municipal Swap+0.53%)±	4.51	7-1-2035	2,205,000	2,174,567
See accompanying notes to portfolio of investments
18 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.17%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series Bøø	5.00%	11-15-2053	$3,250,000	$3,281,958
Utilities revenue: 0.84%
Central Plains Energy Project (Royal Bank of Canada LIQ)øø	4.00	12-1-2049	5,610,000	5,537,038
Central Plains Energy Project Project No. 4 Series A-1øø	5.00	5-1-2054	3,500,000	3,540,710
Central Plains Energy Project No. 4 øø	5.00	3-1-2050	7,000,000	7,023,634
				16,101,382
				22,591,582
Nevada: 0.27%
GO revenue: 0.27%
Clark County School District Series B (AGM Insured)	5.00	6-15-2027	5,000,000	5,202,170
New Jersey: 2.46%
Airport revenue: 0.18%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2023	1,500,000	1,500,000
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2024	2,000,000	2,004,217
				3,504,217
GO revenue: 1.07%
Borough of Hampton BAN	4.25	1-11-2024	1,318,767	1,316,407
City of Newark Series B BAN	5.00	9-27-2024	4,657,000	4,672,343
City of Trenton BAN	6.00	5-31-2024	13,549,000	13,707,958
Newark Board of Education (BAM Insured)	5.00	7-15-2027	350,000	363,325
Newark Board of Education (BAM Insured)	5.00	7-15-2028	350,000	366,853
				20,426,886
Housing revenue: 0.68%
New Jersey EDA Motor Vehicle Surcharge Revenue Series DDD	5.00	6-15-2024	2,605,000	2,618,810
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	2.95	10-1-2023	4,585,000	4,585,000
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.10	4-1-2024	2,170,000	2,151,410
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.25	4-1-2025	2,465,000	2,410,515
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series D AMT	2.90	10-1-2025	1,200,000	1,157,727
				12,923,462
Miscellaneous revenue: 0.28%
New Jersey TTFA Series A	5.00	6-15-2024	5,290,000	5,320,226
Water & sewer revenue: 0.25%
New Jersey EDA American Water Co. Inc Series B AMTøø	3.75	11-1-2034	5,000,000	4,750,676
				46,925,467
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund  | 19

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Mexico: 0.51%
Industrial development revenue: 0.51%
City of Farmington Public Service Co. of New Mexico Series Døø	3.90%	6-1-2040	$10,000,000	$9,699,533
New York: 8.52%
Airport revenue: 0.81%
Albany County Airport Authority Series B AMT	5.00	12-15-2026	1,070,000	1,088,002
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2027	5,000,000	5,108,624
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2026	490,000	497,359
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2027	500,000	510,862
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2028	500,000	512,854
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2029	500,000	512,631
Port Authority of New York & New Jersey AMT	5.00	9-1-2026	7,150,000	7,174,425
				15,404,757
Education revenue: 0.29%
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05	2-1-2031	1,000,000	889,501
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76	2-1-2027	1,340,000	1,288,488
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2025	600,000	604,723
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2028	825,000	842,458
St. Lawrence County Industrial Development Agency Clarkson University Capital Region Campus Series Bøø	1.55	9-1-2042	1,000,000	957,506
St. Lawrence County Industrial Development Agency St. Lawrence University	5.00	7-1-2026	400,000	410,474
St. Lawrence County Industrial Development Agency St. Lawrence University	5.00	7-1-2027	510,000	529,140
				5,522,290
GO revenue: 1.16%
City of Long Beach Series A BAN	4.00	2-16-2024	2,985,000	2,977,382
City of Long Beach Series A BAN	5.00	2-16-2024	4,528,435	4,534,515
City of Poughkeepsie	4.00	4-15-2027	480,000	463,015
County of Suffolk Series A (BAM Insured)	5.00	6-15-2028	3,215,000	3,412,080
Hermon-DeKalb Central School District BAN	4.50	6-28-2024	5,020,000	5,031,359
Village of Lowville Series A BAN	4.63	8-22-2024	5,000,000	4,993,017
Village of Washingtonville %%	7.25	10-4-2024	700,000	704,789
				22,116,157
Health revenue: 0.63%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2026	500,000	509,281
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2027	950,000	973,160
See accompanying notes to portfolio of investments
20 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00%	8-1-2024	$1,600,000	$1,593,151
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	8-1-2025	3,000,000	2,967,612
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	8-1-2026	1,000,000	998,057
New York State Dormitory Authority Northwell Health Obligated Group Series B2øø	5.00	5-1-2048	4,000,000	4,001,875
Westchester County Local Development Corp. Purchase Senior Learning Community Obligated Group Series D144A	2.88	7-1-2026	1,000,000	947,799
				11,990,935
Housing revenue: 0.66%
New York City Housing Development Corp. Series Aøø	3.70	5-1-2063	5,500,000	5,288,429
New York City Housing Development Corp. Series G-2 AMT	1.75	11-1-2023	400,000	399,239
New York City Housing Development Corp. Series G-2 AMT	1.80	5-1-2024	400,000	394,661
New York City Housing Development Corp. Series G-2 AMT	1.85	11-1-2024	400,000	390,676
New York City Housing Development Corp. Series G-2 AMT	1.90	5-1-2025	515,000	498,280
New York City Housing Development Corp. Series G-2 AMT	1.95	11-1-2025	520,000	498,406
New York City Housing Development Corp. Series G-2 AMT	2.00	5-1-2026	535,000	506,530
New York Liberty Development Corp. Series A	1.20	11-15-2028	2,500,000	2,068,639
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	2,500,000	2,174,327
New York State Housing Finance Agency Series K2 (Department of Housing and Urban Development Insured)øø	1.00	11-1-2061	500,000	447,642
				12,666,829
Industrial development revenue: 1.85%
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2024	7,205,000	7,209,203
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2025	22,925,000	23,002,913
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2028	5,000,000	5,057,639
				35,269,755
Miscellaneous revenue: 1.17%
Greater Southern Tier Board of Cooperative Educational Services District	4.50	6-28-2024	3,500,000	3,490,081
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2024	1,250,000	1,252,560
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2030	1,000,000	1,057,280
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A2øø	2.00	5-15-2045	6,000,000	5,324,121
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund  | 21

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series B	5.00%	5-15-2024	$1,000,000	$1,007,192
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series B	5.00	5-15-2026	10,000,000	10,322,318
				22,453,552
Resource recovery revenue: 0.06%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-2 AMT144Aøø	5.13	9-1-2050	1,200,000	1,182,464
Transportation revenue: 1.30%
Metropolitan Transportation Authority Series A2	5.00	11-15-2028	3,500,000	3,566,656
Metropolitan Transportation Authority Series A2øø	5.00	11-15-2045	8,310,000	8,546,789
Metropolitan Transportation Authority Series B	5.00	11-15-2028	365,000	377,160
Metropolitan Transportation Authority Series C	5.00	11-15-2030	2,710,000	2,718,311
Metropolitan Transportation Authority Series D	5.00	11-15-2026	4,475,000	4,579,082
Metropolitan Transportation Authority Series Døø	5.00	11-15-2034	5,000,000	5,037,063
				24,825,061
Utilities revenue: 0.47%
Long Island Power Authority Series Bøø	1.50	9-1-2051	3,500,000	3,186,692
Long Island Power Authority Series Bøø	1.65	9-1-2049	6,000,000	5,847,042
				9,033,734
Water & sewer revenue: 0.12%
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	2,225,000	2,306,352
				162,771,886
North Carolina: 0.78%
Health revenue: 0.18%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	1,500,000	1,368,176
North Carolina Medical Care Commission Friends Homes Obligated Group Series B2	2.30	9-1-2025	1,250,000	1,182,634
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2026	245,000	241,606
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2027	295,000	288,932
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2028	305,000	296,529
				3,377,877
See accompanying notes to portfolio of investments
22 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.29%
North Carolina Capital Facilities Finance Agency Arc of North Carolina Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00%	10-1-2028	$1,155,000	$1,136,491
North Carolina Housing Finance Agency Wind Crest Senior Living LP	4.50	6-1-2024	4,500,000	4,483,600
				5,620,091
Industrial development revenue: 0.05%
Columbus County Industrial Facilities & PCFA International Paper Co. Series Aøø	2.00	11-1-2033	1,000,000	976,895
Resource recovery revenue: 0.26%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	4.25	6-1-2038	5,000,000	4,995,482
				14,970,345
North Dakota: 0.48%
Health revenue: 0.48%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2025	380,000	377,046
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2026	435,000	432,425
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2027	1,125,000	1,120,291
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2028	1,525,000	1,519,015
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,750,000	1,743,062
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	3,410,000	3,381,992
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2030	200,000	210,841
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2031	325,000	343,493
				9,128,165
Ohio: 3.37%
GO revenue: 0.75%
City of Cleveland Series A	5.00	12-1-2026	3,610,000	3,698,523
City of Delaware BAN	4.63	7-3-2024	3,550,000	3,557,563
City of Forest Park BAN	4.25	5-22-2024	3,444,000	3,449,283
City of Uhrichsville BAN	5.25	6-6-2024	895,000	901,291
City of Wooster	4.50	6-7-2024	2,750,000	2,759,276
				14,365,936
Health revenue: 0.84%
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	10,000,000	10,244,981
County of Franklin Ohio Living Obligated Group	5.00	7-1-2031	2,000,000	2,019,681
County of Hamilton UC Health Obligated Group	5.00	9-15-2026	655,000	650,031
State of Ohio Premier Health Partners Obligated Group	5.00	11-15-2025	265,000	266,629
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bøø	5.00	1-15-2050	2,905,000	2,929,723
				16,111,045
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund  | 23

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.39%
Cuyahoga Metropolitan Housing Authority Wade Park LP (FHA Insured)øø	4.75%	12-1-2027	$4,000,000	$3,996,145
Ohio Housing Finance Agency Boardwalk Glenville Apartments LP Series A (Department of Housing and Urban Development Insured)øø	3.50	7-1-2025	3,550,000	3,515,816
				7,511,961
Industrial development revenue: 0.18%
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Series A	2.88	2-1-2026	3,750,000	3,508,259
Miscellaneous revenue: 0.04%
Dayton City School District	3.00	12-1-2026	180,000	172,857
Dayton City School District	3.00	12-1-2027	270,000	256,987
Dayton City School District	4.00	12-1-2028	230,000	230,566
				660,410
Resource recovery revenue: 0.61%
Ohio Air Quality Development Authority American Electric Power Co. Inc Series Døø	1.90	5-1-2026	12,000,000	11,566,492
Tax revenue: 0.29%
City of Akron Income Tax Revenue	4.00	12-1-2027	3,540,000	3,564,007
City of Akron Income Tax Revenue	4.00	12-1-2028	2,000,000	2,016,086
				5,580,093
Utilities revenue: 0.27%
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00	2-15-2025	1,200,000	1,213,208
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00	2-15-2026	1,500,000	1,534,452
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00	2-15-2027	2,000,000	2,068,244
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00	2-15-2029	350,000	368,847
				5,184,751
				64,488,947
Oklahoma: 1.89%
GO revenue: 0.12%
Canadian County Independent School District No. 34 El Reno	3.65	7-1-2025	2,355,000	2,299,598
Health revenue: 0.56%
Comanche County Hospital Authority	5.00	7-1-2025	600,000	595,794
Comanche County Hospital Authority	5.00	7-1-2027	1,800,000	1,754,286
See accompanying notes to portfolio of investments
24 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Cø	4.50%	8-15-2031	$7,720,000	$7,720,000
Oklahoma Development Finance Authority Medicine Obligated Group Series B	5.00	8-15-2024	600,000	595,143
				10,665,223
Housing revenue: 1.06%
Cleveland County Educational Facilities Authority Independent School District No. 29 Norman Series A	5.00	6-1-2030	2,540,000	2,655,967
Kingfisher Special Projects Authority Independent School District No. 7 Kingfisher	4.00	3-1-2026	2,005,000	2,002,786
Mcintosh County Educational Facilities Authority Independent School District No. 19 Checotah	2.00	9-1-2027	415,000	373,733
Oklahoma Capitol Improvement Authority Series A	5.00	7-1-2029	5,880,000	5,917,818
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2025	550,000	548,892
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2026	590,000	586,895
Ottawa County Educational Facilities Authority Independent School District No. 23 Miami	5.00	9-1-2024	1,080,000	1,085,718
Ottawa County Educational Facilities Authority Independent School District No. 23 Miami	5.00	9-1-2025	930,000	939,762
Tulsa County Industrial Authority Independent School District No. 3 Broken Arrow	5.00	9-1-2025	3,000,000	3,002,078
Wagoner County School Development Authority Independent School District No. 19 Wagoner	4.00	9-1-2025	1,255,000	1,252,701
Washington County Educational Facilities Authority Independent School District No. 7 Dewey	5.00	9-1-2031	445,000	455,517
Weatherford Industrial Trust Independent School District No. 26 Weatherford	5.00	3-1-2027	1,475,000	1,516,701
				20,338,568
Miscellaneous revenue: 0.11%
Kay County Public Buildings Authority County of Kay Sales Tax Revenue	2.38	4-1-2026	750,000	689,822
Kay County Public Buildings Authority Sales Tax Revenue	2.25	4-1-2024	720,000	708,180
Kay County Public Buildings Authority Sales Tax Revenue	2.25	4-1-2025	735,000	695,923
				2,093,925
Tax revenue: 0.04%
Jackson County Facilities Authority Courthouse Project	4.00	10-1-2027	810,000	808,798
				36,206,112
Oregon: 0.42%
Airport revenue: 0.06%
Port of Portland Airport Revenue Series 2023-XM1101 AMT	5.00	7-1-2026	1,240,000	1,259,884
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund  | 25

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.05%
Port of Morrow Series A	4.00%	6-1-2026	$345,000	$343,779
Port of Morrow Series A	4.00	6-1-2027	535,000	534,772
				878,551
Health revenue: 0.05%
Hospital Facilities Authority of Multnomah County Oregon Terwilliger Plaza, Inc. Obligated Group	0.95	6-1-2027	1,200,000	1,040,310
Industrial development revenue: 0.26%
Oregon State Business Development Commission Intel Corp. Series 232øø	3.80	12-1-2040	5,000,000	4,896,382
				8,075,127
Pennsylvania: 7.39%
Airport revenue: 0.91%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2027	2,000,000	2,032,587
Allegheny County Airport Authority Series A AMT	5.00	1-1-2028	2,000,000	2,046,925
City of Philadelphia Airport Revenue Series A	5.00	7-1-2026	1,160,000	1,194,636
City of Philadelphia Airport Revenue Series A	5.00	7-1-2027	1,400,000	1,459,977
City of Philadelphia Airport Revenue Series C AMT	5.00	7-1-2024	10,745,000	10,777,278
				17,511,403
Education revenue: 0.98%
Cumberland County Municipal Authority Messiah College øø	3.15	5-1-2044	3,500,000	3,470,325
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2027	385,000	385,129
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2028	415,000	415,466
Lehigh County General Purpose Authority Muhlenberg College (SIFMA Municipal Swap+0.58%)±	4.56	11-1-2037	9,540,000	9,532,980
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2025	965,000	947,527
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2026	1,005,000	977,270
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2028	1,090,000	1,044,120
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2026	1,475,000	1,491,737
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	500,000	507,378
				18,771,932
GO revenue: 1.30%
Albert Gallatin Area School District Series A (AGM Insured)	4.00	9-1-2025	1,130,000	1,133,290
Albert Gallatin Area School District Series B (AGM Insured)	4.00	9-1-2025	350,000	351,019
Allentown City School District (BAM Insured)	5.00	2-1-2027	3,875,000	3,980,722
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2025	220,000	206,862
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2027	200,000	178,316
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2028	220,000	191,146
Butler Area School District (AGM Insured)	5.00	10-1-2023	1,280,000	1,280,000
Butler Area School District (AGM Insured)	5.00	10-1-2024	2,965,000	2,996,860
Butler Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	4,794,745
Canon McMillan School District Series B (AGM Insured)	4.50	12-15-2028	2,000,000	2,002,832
See accompanying notes to portfolio of investments
26 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Oil City Series A (AGM Insured)	4.00%	12-1-2026	$200,000	$201,273
City of Oil City Series A (AGM Insured)	4.00	12-1-2027	195,000	196,771
City of Oil City Series A (AGM Insured)	4.00	12-1-2028	200,000	201,702
Commonwealth of Pennsylvania Series 1st	4.00	4-1-2029	5,000,000	4,941,933
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	1,325,000	1,326,476
School District of Philadelphia Series A	5.00	9-1-2024	800,000	806,015
				24,789,962
Health revenue: 1.42%
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.68	11-15-2047	6,000,000	5,936,713
Berks County IDA Tower Health Obligated Group	5.00	11-1-2023	1,000,000	992,243
Berks County IDA Tower Health Obligated Group	5.00	11-1-2024	1,000,000	786,360
Doylestown Hospital Authority Series A	5.00	7-1-2027	1,305,000	1,262,387
Geisinger Authority Geisinger Health System Obligated Group Series Bøø	5.00	4-1-2043	10,000,000	10,160,088
General Authority of Southcentral Pennsylvania WellSpan Health Obligated Group Series A	5.00	6-1-2027	2,085,000	2,097,226
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2029	440,000	464,631
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2030	515,000	548,174
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	4.51	9-1-2050	3,050,000	3,050,000
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	1,935,000	1,951,039
				27,248,861
Housing revenue: 1.18%
Pennsylvania EDFA Bridges Finco	5.00	6-30-2024	4,500,000	4,500,458
Pennsylvania Housing Finance Agency LIH Wilkes-Barre LP (Department of Housing and Urban Development Insured)øø	1.25	2-1-2025	7,000,000	6,915,056
Pennsylvania Housing Finance Agency Series 125A AMT	2.38	10-1-2025	6,970,000	6,682,436
Pennsylvania Housing Finance Agency Series 128A AMT	4.75	4-1-2033	3,680,000	3,645,605
Pennsylvania Housing Finance Agency Series 137	5.00	10-1-2024	265,000	267,384
Pennsylvania Housing Finance Agency Series 137	5.00	10-1-2025	220,000	223,912
Pennsylvania Housing Finance Agency Series 137	5.00	4-1-2026	240,000	244,740
				22,479,591
Miscellaneous revenue: 0.51%
Pennsylvania EDFA Philadelphia Water Department	3.00	1-1-2025	505,000	493,120
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2026	615,000	601,606
RDA of the City of Philadelphia Series A	5.00	4-15-2028	2,300,000	2,332,477
Sports & Exhibition Authority of Pittsburgh & Allegheny County Allegheny Regional Asset District Sales Tax Revenue (AGM Insured)	4.00	2-1-2024	1,700,000	1,698,093
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund  | 27

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Sports & Exhibition Authority of Pittsburgh & Allegheny County Allegheny Regional Asset District Sales Tax Revenue (AGM Insured)	5.00%	2-1-2026	$2,000,000	$2,046,323
State Public School Building Authority Harrisburg School District Series A (AGM Insured)	5.00	12-1-2023	2,505,000	2,508,121
				9,679,740
Resource recovery revenue: 0.26%
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series 2014A Republic Services Inc øø	4.10	6-1-2044	5,000,000	5,000,000
Tax revenue: 0.08%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2026	500,000	503,232
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2027	500,000	504,514
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2028	500,000	506,351
				1,514,097
Transportation revenue: 0.69%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2025	530,000	528,836
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	544,201
Pennsylvania Turnpike Commission (SIFMA Municipal Swap+0.85%)±	4.83	7-15-2041	8,500,000	8,500,049
Pennsylvania Turnpike Commission Series B	5.00	12-1-2025	300,000	307,735
Pennsylvania Turnpike Commission Series B	5.00	12-1-2026	350,000	363,724
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap+0.70%)±	4.68	12-1-2023	2,880,000	2,880,915
				13,125,460
Water & sewer revenue: 0.06%
Allegheny County Sanitary Authority Series A	5.00	6-1-2026	850,000	878,808
Allegheny County Sanitary Authority Series A	5.00	6-1-2027	300,000	314,888
				1,193,696
				141,314,742
Rhode Island: 0.06%
Education revenue: 0.06%
Rhode Island Student Loan Authority Series A AMT	5.00	12-1-2023	1,175,000	1,175,474
South Carolina: 0.53%
GO revenue: 0.19%
County of Colleton (BAM Insured)	4.00	7-1-2027	3,535,000	3,553,031
Health revenue: 0.05%
South Carolina Jobs-EDA Prisma Health Obligated Group Series Cø	4.53	5-1-2048	1,000,000	1,000,000
See accompanying notes to portfolio of investments
28 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.29%
Piedmont Municipal Power Agency (NPFGC Insured)	5.38%	1-1-2025	$4,580,000	$4,651,886
South Carolina Public Service Authority Series C	5.00	12-1-2026	400,000	409,559
South Carolina Public Service Authority Series C	5.00	12-1-2027	420,000	433,150
				5,494,595
				10,047,626
Tennessee: 1.61%
Airport revenue: 0.23%
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2027	675,000	689,005
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2028	1,000,000	1,028,907
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2029	2,675,000	2,767,653
				4,485,565
Health revenue: 0.09%
City of Jackson West Tennessee Healthcare Obligated Group Series A	5.00	4-1-2029	770,000	774,068
Knox County Health Educational & Housing Facility Board University Health System Obligated Group	5.00	4-1-2024	1,000,000	1,002,589
				1,776,657
Housing revenue: 0.42%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Richland Hills Housing Partners LP (Department of Housing and Urban Development Insured)øø	1.25	12-1-2024	8,000,000	7,957,934
Utilities revenue: 0.87%
City of Memphis Electric System Revenue Series A	5.00	12-1-2025	600,000	615,470
City of Memphis Electric System Revenue Series A	5.00	12-1-2026	600,000	624,255
City of Memphis Electric System Revenue Series A	5.00	12-1-2027	450,000	474,638
Tennergy Corp. Series A	5.50	12-1-2028	1,000,000	1,021,245
Tennergy Corp. Series A	5.50	12-1-2029	2,000,000	2,034,881
Tennergy Corp. Series Aøø	5.50	10-1-2053	2,500,000	2,539,141
Tennessee Energy Acquisition Corp. øø	4.00	11-1-2049	7,500,000	7,358,065
Tennessee Energy Acquisition Corp. Series A	5.25	9-1-2024	1,900,000	1,905,494
				16,573,189
				30,793,345
Texas: 8.69%
Airport revenue: 1.14%
City of Austin Airport System Revenue AMT	5.00	11-15-2025	1,500,000	1,513,431
City of El Paso Airport Revenue AMT	5.00	8-15-2025	3,110,000	3,137,252
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2026	1,000,000	1,013,195
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2027	1,000,000	1,020,749
City of Houston Airport System Revenue Series A AMT (AGM Insured)	5.00	7-1-2028	3,000,000	3,090,615
City of Houston Airport System Revenue Series B	5.00	7-1-2026	1,500,000	1,545,972
City of Houston Airport System Revenue Series B	5.00	7-1-2027	3,000,000	3,133,855
Dallas Fort Worth International Airport Series A	5.00	11-1-2025	1,000,000	1,023,255
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund  | 29

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Dallas Fort Worth International Airport Series B	5.00%	11-1-2026	$2,850,000	$2,955,637
Love Field Airport Modernization Corp. AMT	5.00	11-1-2026	3,250,000	3,301,388
				21,735,349
Education revenue: 0.32%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2027	350,000	348,385
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2028	290,000	288,963
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2025	360,000	362,130
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2027	500,000	506,882
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2028	300,000	305,542
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	6.00	3-1-2029	830,000	831,643
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	5.00	8-15-2024	3,125,000	3,099,184
Odessa Junior College District (AGM Insured)	4.00	7-1-2028	400,000	403,458
				6,146,187
GO revenue: 2.15%
Andrews County Hospital District	5.00	3-15-2027	1,750,000	1,794,646
City of Port Arthur (BAM Insured)	5.00	2-15-2026	290,000	295,872
City of Port Arthur (BAM Insured)	5.00	2-15-2027	310,000	319,393
City of Port Arthur (BAM Insured)	5.00	2-15-2028	365,000	379,783
Comal Independent School District	5.00	2-1-2025	2,790,000	2,832,345
Cypress-Fairbanks Independent School District	5.00	2-15-2029	6,530,000	6,630,544
Denton Independent School District Series Bøø	2.00	8-1-2044	4,070,000	3,995,148
Eanes Independent School District Series Bøø	1.75	8-1-2039	7,465,000	7,256,447
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,260,000	1,094,308
North East Independent School District øø	2.20	8-1-2049	4,800,000	4,714,540
North East Independent School District øø	3.60	8-1-2052	500,000	496,879
Pasadena Independent School District Series A	4.00	2-15-2032	9,000,000	8,855,192
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0506 (Toronto-Dominion Bank LIQ)144Aø	4.03	8-1-2053	2,400,000	2,400,000
				41,065,097
Health revenue: 1.20%
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series Bøø	5.00	6-1-2050	5,000,000	5,203,392
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series C-2 (SIFMA Municipal Swap+0.57%)±	4.55	12-1-2049	11,000,000	11,003,755
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series Eøø	5.00	11-15-2052	4,000,000	4,073,892
See accompanying notes to portfolio of investments
30 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group Series A	5.00%	11-15-2024	$1,305,000	$1,298,665
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group Series A	5.00	11-15-2026	1,440,000	1,424,070
				23,003,774
Housing revenue: 0.41%
Housing Synergy PFC Villages at Westlake Apartments LP (Department of Housing and Urban Development Insured)øø	3.50	8-1-2025	4,000,000	3,959,357
Houston Housing Finance Corp. Temenos Permanent Affordable LLC (Department of Housing and Urban Development Insured)øø	4.08	8-1-2024	2,000,000	1,994,992
Travis County Housing Finance Corp. Austin Gateway Apartments LP øø	4.13	6-1-2045	2,000,000	1,926,412
				7,880,761
Industrial development revenue: 0.44%
Harris County Industrial Development Corp. Energy Transfer LP øø	4.05	11-1-2050	7,000,000	6,664,337
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	1.88	1-1-2026	800,000	730,063
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.00	1-1-2027	525,000	461,771
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.13	1-1-2028	575,000	488,697
				8,344,868
Miscellaneous revenue: 0.17%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	5.00	10-1-2029	420,000	446,700
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	5.00	10-1-2030	1,520,000	1,630,434
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2029	400,000	425,429
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2030	750,000	804,491
				3,307,054
Resource recovery revenue: 0.18%
Matagorda County Navigation District No. 1 AEP Texas, Inc. Series A (Ambac Insured)	4.40	5-1-2030	3,500,000	3,403,304
Tax revenue: 0.25%
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2025	480,000	480,065
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2026	510,000	510,227
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund  | 31

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00%	10-1-2027	$845,000	$846,193
Old Spanish Trail-Alemda Corridors RDA	5.00	9-1-2025	2,805,000	2,849,868
				4,686,353
Transportation revenue: 0.20%
Central Texas Turnpike System Series C	5.00	8-15-2029	3,840,000	3,840,648
Utilities revenue: 1.58%
City of San Antonio Electric & Gas Systems Revenue øø	1.75	2-1-2049	11,500,000	10,780,072
City of San Antonio Electric & Gas Systems Revenue øø	3.65	2-1-2053	5,000,000	4,880,133
Lower Colorado River Authority	5.00	5-15-2027	2,000,000	2,081,221
Lower Colorado River Authority (AGM Insured)	5.00	5-15-2027	1,385,000	1,443,149
Lower Colorado River Authority (AGM Insured)	5.00	5-15-2028	2,285,000	2,410,388
Texas Municipal Gas Acquisition & Supply Corp. II Series B (SIFMA Municipal Swap+0.55%)±	4.53	9-15-2027	6,310,000	6,212,272
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2026	950,000	909,520
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2027	1,600,000	1,517,817
				30,234,572
Water & sewer revenue: 0.65%
San Antonio Water System Series Aøø	2.63	5-1-2049	12,490,000	12,340,923
				165,988,890
Utah: 0.31%
Airport revenue: 0.29%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2024	2,000,000	2,006,736
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2025	3,600,000	3,633,749
				5,640,485
Miscellaneous revenue: 0.02%
Utah Infrastructure Agency	3.00	10-15-2026	310,000	293,424
				5,933,909
Virginia: 1.74%
Airport revenue: 0.08%
Virginia Port Authority Series B AMT	5.00	7-1-2029	1,500,000	1,523,152
Education revenue: 0.04%
Virginia College Building Authority Regent University	5.00	6-1-2026	300,000	301,611
Virginia College Building Authority Regent University	5.00	6-1-2027	275,000	277,716
Virginia College Building Authority Regent University	5.00	6-1-2028	300,000	304,176
				883,503
Housing revenue: 0.32%
Arlington County IDA Park Shirlington Preservation LP Series A	5.00	1-1-2026	6,000,000	6,076,328
Tax revenue: 0.05%
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	680,000	238,000
See accompanying notes to portfolio of investments
32 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Marquis CDA of York County Virginia Series A	5.10%	9-1-2036	$2,169,000	$759,150
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	3,493,000	8,733
				1,005,883
Transportation revenue: 0.74%
Chesapeake Bay Bridge & Tunnel District BAN	5.00	11-1-2023	14,115,000	14,120,276
Utilities revenue: 0.51%
Louisa IDA Virginia Electric & Power Co. Series Aøø	3.65	11-1-2035	10,000,000	9,681,523
				33,290,665
Washington: 2.65%
GO revenue: 0.49%
State of Washington	5.00	6-1-2025	1,000,000	1,020,907
State of Washington	5.00	6-1-2026	1,570,000	1,623,209
State of Washington Series R	5.00	7-1-2024	4,465,000	4,504,515
Tacoma Metropolitan Park District	5.00	12-1-2026	2,250,000	2,270,584
				9,419,215
Health revenue: 0.81%
Skagit County Public Hospital District No. 1	5.00	12-1-2027	2,655,000	2,632,134
Skagit County Public Hospital District No. 1	5.00	12-1-2028	2,000,000	1,983,212
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B1øø	5.00	8-1-2049	2,500,000	2,502,566
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B2øø	5.00	8-1-2049	2,430,000	2,440,588
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B3øø	5.00	8-1-2049	4,125,000	4,178,368
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group 144A	5.00	12-1-2025	275,000	278,608
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group 144A	5.00	12-1-2026	285,000	290,458
Washington State Housing Finance Commission eliseo Obligated Group Series B-2144A	2.13	7-1-2027	1,250,000	1,115,577
				15,421,511
Housing revenue: 0.14%
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2027	1,000,000	1,043,338
King County Housing Authority	4.00	10-1-2027	300,000	296,468
Snohomish County Housing Authority	5.00	4-1-2025	500,000	505,733
Snohomish County Housing Authority	5.00	4-1-2026	730,000	744,417
				2,589,956
Utilities revenue: 1.21%
City of Seattle Municipal Light & Power Revenue Series C1 (SIFMA Municipal Swap+0.49%)±	4.47	11-1-2046	23,190,000	23,185,068
				50,615,750
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund  | 33

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
West Virginia: 0.31%
GO revenue: 0.05%
Berkeley County Board of Education	2.00%	5-1-2024	$1,000,000	$981,074
Resource recovery revenue: 0.26%
West Virginia EDA Kentucky Power Co. Series A AMTøø	4.70	4-1-2036	5,000,000	4,952,174
				5,933,248
Wisconsin: 3.95%
GO revenue: 0.04%
Monroe School District (AGM Insured)	5.00	3-1-2030	675,000	715,747
Health revenue: 3.17%
PFA Samaritan Housing Foundation Obligated Group Series B2144A	2.25	6-1-2027	1,845,000	1,693,941
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2027	200,000	203,455
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2028	225,000	230,118
Wisconsin HEFA Advocate Aurora Health Obligated Group Series B- 3øø	5.00	8-15-2054	2,000,000	2,005,057
Wisconsin HEFA Advocate Aurora Health Obligated Group Series B- 4øø	5.00	8-15-2054	1,450,000	1,465,556
Wisconsin HEFA Advocate Aurora Health Obligated Group Series C- 3øø	5.00	8-15-2054	1,250,000	1,275,649
Wisconsin HEFA Advocate Aurora Health Obligated Group Series C-4 (SIFMA Municipal Swap+0.65%)±	4.63	8-15-2054	4,200,000	4,200,108
Wisconsin HEFA Ascension Health Credit Group øø	5.00	11-15-2033	11,290,000	11,372,620
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2025	1,000,000	1,007,871
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2026	1,060,000	1,075,354
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series Aø	5.36	2-15-2053	2,000,000	2,000,000
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B1øø	5.00	2-15-2052	12,000,000	12,028,163
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2øø	5.00	2-15-2051	18,300,000	18,343,669
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2029	1,000,000	999,847
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2024	155,000	153,145
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2025	245,000	239,291
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2026	355,000	342,634
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2026	795,000	769,621
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2028	860,000	812,574
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2027	140,000	133,923
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2028	195,000	184,247
				60,536,843
See accompanying notes to portfolio of investments
34 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.07%
PFA Waste Management, Inc. Series A-2 AMT	2.88%	5-1-2027	$1,400,000	$1,296,665
Miscellaneous revenue: 0.26%
PMA Levy & Aid Anticipation Notes Program Series A%%	5.00	9-25-2024	5,000,000	5,046,156
Tax revenue: 0.18%
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)	5.50	12-15-2026	3,360,000	3,459,128
Utilities revenue: 0.15%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	2,929,402
Water & sewer revenue: 0.08%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00	6-1-2026	1,600,000	1,466,976
				75,450,917
Wyoming: 0.18%
Health revenue: 0.18%
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	3,500,000	3,435,296
Total municipal obligations (Cost $1,933,618,051)				1,864,759,781

	Yield
Short-term investments: 2.08%
Commercial paper: 0.82%
County of Mercer	3.60	10-10-2023	6,650,000	6,649,155
County of Mercer	3.65	11-7-2023	4,100,000	4,099,309
County of Mercer	3.80	11-1-2023	5,000,000	4,998,844
Total commercial paper (Cost $15,750,000)				15,747,308

			Shares
Investment companies: 1.26%
Allspring Municipal Cash Management Money Market Fund Institutional Class♠∞##		4.28	23,972,434	23,977,228
Total short-term investments (Cost $39,727,228)				39,724,536
Total investments in securities (Cost $1,980,345,279)	100.04%			1,911,484,317
Other assets and liabilities, net	(0.04)			(708,879)
Total net assets	100.00%			$1,910,775,438

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund  | 35

Portfolio of investments—September 30, 2023 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SBLF	Small Business Lending Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$5,498,777	$223,603,568	$(205,125,117)	$0	$0	$23,977,228	23,972,434	$175,373
See accompanying notes to portfolio of investments
36 | Allspring Short-Term Municipal Bond Fund

Notes to portfolio of investments—September 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$7,000,000	$0	$7,000,000
Municipal obligations	0	1,864,759,781	0	1,864,759,781
Short-term investments
Commercial paper	0	15,747,308	0	15,747,308
Investment companies	23,977,228	0	0	23,977,228
Total assets	$23,977,228	$1,887,507,089	$0	$1,911,484,317
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Short-Term Municipal Bond Fund  | 37